Condensed Consolidated Interim Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net loss	$ (9,734)	$ (1,558)
Add items not affecting cash
Share-based payments	2,740	790
Foreign exchange	(500)	(6,368)
Amortisation	221	250
Amortisation - office leases	134	45
Interest expense	24	5
Net changes in non-cash working capital items to operations:
Receivables	(7)	641
Prepaid expenses	1,021	546
Advances	2,150
Accounts payable and accrued liabilities	(2,491)	(1,200)
Net cash used in operating activities	(6,442)	(6,849)
Investing activities
Exploration and evaluation assets	(15,677)	(4,482)
Purchase of land for future South West Arkansas Project plant	(939)
Aqualung Carbon Capture pilot plant development	(109)
Demonstration plant (formerly pilot plant)		(99)
Net cash used in investing activities	(16,725)	(4,581)
Financing activities
Exercise of options	140	113
Lease payments	(156)	(44)
Share issuance costs	(13)
Net cash from financing activities	(29)	69
Effect of exchange rates on cash	767	6,366
Net change in cash	(22,429)	(4,995)
Cash, beginning of period	59,612	129,065
Cash, end of period	37,183	124,070
Non-cash investing activities:
Change in current liabilities relating to Exploration and evaluation assets	$ 4,038	$ (1,005)